DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
August 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.5%
Australia — 8.9%
BHP Group Ltd.
2,700,779 74,710,168
Coles Group Ltd.
770,220 9,819,549
Fortescue Ltd.
966,055 11,975,409
Medibank Pvt Ltd.
1,583,650 4,147,596
Pilbara Minerals Ltd.(a)
1,644,199 3,313,300
Rio Tinto Ltd.
214,171 16,209,895
Santos Ltd.
1,867,683 9,149,352
Telstra Group Ltd.
2,325,534 6,201,049
Woodside Energy Group Ltd.
1,089,955 20,107,947
(Cost $165,521,002)
155,634,265
Austria — 0.4%
OMV AG
84,728 3,693,272
Verbund AG
39,169 3,344,930
(Cost $7,366,419)
7,038,202
Belgium — 0.3%
Ageas SA/NV
(Cost $4,204,546)
91,877 4,731,024
Denmark — 0.6%
A.P. Moller — Maersk A/S(a),
Class A
1,716 2,494,319
A.P. Moller — Maersk A/S, Class
B
2,578 3,850,588
Tryg A/S
200,782 4,481,289
(Cost $14,102,676)
10,826,196
Finland — 1.8%
Elisa OYJ
79,677 3,988,156
Kesko OYJ, Class B
157,089 3,193,341
Kone OYJ, Class B
195,456 10,557,898
Orion OYJ, Class B
62,026 3,293,458
UPM-Kymmene OYJ
306,931 10,389,313
(Cost $29,050,576)
31,422,166
France — 15.9%
Amundi SA, 144A
34,227 2,576,240
AXA SA
1,042,897 39,710,785
Bouygues SA
108,950 3,908,543
Cie Generale des Etablissements
Michelin SCA
387,443 15,228,850
Danone SA
369,453 25,681,918
La Francaise des Jeux SAEM,
144A
60,404 2,465,842
Sanofi SA
654,275 73,290,799
TotalEnergies SE
1,153,582 79,410,448
Vinci SA
287,190 34,379,888
(Cost $234,697,717)
276,653,313
Germany — 6.5%
Allianz SE
224,782 69,891,102
Bayerische Motoren Werke AG
183,702 17,043,946
Number
of Shares Value $
Deutsche Post AG
585,138 25,389,432
(Cost $88,969,849)
112,324,480
Hong Kong — 2.4%
CK Asset Holdings Ltd.
1,110,089 4,489,937
CK Infrastructure Holdings Ltd.
360,561 2,676,335
CLP Holdings Ltd.
939,964 8,423,092
Henderson Land Development
Co. Ltd.
831,344 2,589,823
HKT Trust & HKT Ltd. (b)
2,169,225 2,755,887
Power Assets Holdings Ltd.
792,835 5,534,314
Sino Land Co. Ltd.
2,227,838 2,387,663
SITC International Holdings Co.
Ltd.
767,868 1,805,382
Sun Hung Kai Properties Ltd.
822,897 8,065,032
WH Group Ltd., 144A
4,773,383 3,475,824
(Cost $42,911,989)
42,203,289
Israel — 1.1%
Bank Hapoalim BM
730,568 7,266,408
Bank Leumi Le-Israel BM
875,764 8,430,511
Mizrahi Tefahot Bank Ltd.
89,089 3,401,468
(Cost $17,256,801)
19,098,387
Italy — 2.0%
FinecoBank Banca Fineco SpA
351,368 6,007,015
Generali
580,800 15,995,050
Snam SpA
1,159,624 5,754,327
Terna - Rete Elettrica Nazionale
809,116 7,041,294
(Cost $27,587,340)
34,797,686
Japan — 5.8%
AGC, Inc.
110,800 3,495,863
Daiwa House Industry Co. Ltd.
321,871 9,923,278
Isuzu Motors Ltd.
338,700 5,107,076
Japan Tobacco, Inc.
687,800 19,853,875
Mitsui Chemicals, Inc.(a)
100,300 2,680,315
Mitsui OSK Lines Ltd.
197,500 7,103,516
Obayashi Corp.
374,700 4,796,819
Sekisui House Ltd.
343,624 8,859,342
SoftBank Corp.
1,638,300 22,930,912
Sompo Holdings, Inc.
539,800 12,716,006
Yamaha Motor Co. Ltd.
482,200 4,195,923
(Cost $77,189,794)
101,662,925
Netherlands — 3.6%
ASR Nederland NV
91,188 4,466,420
Koninklijke Ahold Delhaize NV
538,835 18,525,326
Koninklijke KPN NV
2,269,925 9,278,963
NN Group NV
154,577 7,578,080
Randstad NV
62,442 3,010,049
Stellantis NV
1,215,657 20,369,866
(Cost $55,148,254)
63,228,704
New Zealand — 0.1%
Spark New Zealand Ltd.

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Hidden Row
Number
of Shares Value $
(Cost $3,047,506)
1,043,181 2,343,072
Norway — 0.6%
Aker BP ASA
181,766 4,357,016
Gjensidige Forsikring ASA(a)
115,041 2,040,766
Orkla ASA
403,097 3,584,878
(Cost $11,010,353)
9,982,660
Singapore — 4.8%
DBS Group Holdings Ltd.
1,144,730 31,932,473
Genting Singapore Ltd.
3,481,500 2,150,146
Oversea-Chinese Banking Corp.
Ltd.
1,940,507 21,661,266
Singapore Exchange Ltd.
490,850 4,078,335
Singapore Technologies
Engineering Ltd.
899,200 3,069,884
United Overseas Bank Ltd.
725,700 17,476,484
Wilmar International Ltd.
1,109,700 2,673,258
(Cost $67,254,345)
83,041,846
Spain — 1.0%
Endesa SA(a)
182,636 3,861,254
Redeia Corp. SA
233,368 4,437,855
Repsol SA
700,096 9,651,836
(Cost $19,326,834)
17,950,945
Sweden — 2.1%
Boliden AB
157,296 4,822,981
Tele2 AB, Class B
308,527 3,509,840
Volvo AB, Class A
115,179 3,106,456
Volvo AB, Class B
910,344 24,232,578
(Cost $28,864,664)
35,671,855
Switzerland — 22.7%
Adecco Group AG
96,869 3,292,713
Baloise Holding AG
25,252 4,884,028
Glencore PLC
5,962,712 31,408,679
Helvetia Holding AG
21,321 3,374,872
Holcim AG
300,289 28,922,879
Kuehne + Nagel International AG
27,761 8,608,544
Novartis AG
802,487 96,587,863
Partners Group Holding AG
13,040 18,765,796
Roche Holding AG
321,211 108,729,801
SGS SA
88,276 9,846,709
Swiss Re AG
173,407 23,646,874
Swisscom AG
14,948 9,452,062
Zurich Insurance Group AG
83,563 48,397,499
(Cost $299,555,436)
395,918,319
United Kingdom — 17.9%
Admiral Group PLC
149,711 5,741,391
Barratt Developments PLC
789,434 5,262,271
British American Tobacco PLC
1,145,937 42,711,526
Hargreaves Lansdown PLC
213,077 3,111,206
Imperial Brands PLC
466,674 13,370,518
Kingfisher PLC
1,076,732 4,021,701
Number
of Shares Value $
National Grid PLC
2,755,495 36,163,405
Reckitt Benckiser Group PLC
401,709 23,050,132
Rio Tinto PLC
643,385 40,333,642
Schroders PLC
463,811 2,087,146
SSE PLC
624,506 15,487,690
Taylor Wimpey PLC
2,035,022 4,307,328
Tesco PLC
3,982,255 18,511,527
Unilever PLC
1,432,008 92,331,759
WPP PLC
620,243 5,903,350
(Cost $268,390,306)
312,394,592
TOTAL COMMON STOCKS
(Cost $1,461,456,407)
1,716,923,926
PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
32,307 2,796,482
Porsche Automobil Holding SE
88,045 3,963,579
(Cost $7,801,421)
6,760,061
SECURITIES LENDING
COLLATERAL — 0.4%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares”, 5.21%
(c)(d)
(Cost $7,286,110)
7,286,110 7,286,110
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
5.24% (c)
(Cost $2,076,126)
2,076,126 2,076,126
TOTAL INVESTMENTS — 99.4%
(Cost $1,478,620,064)
1,733,046,223
Other assets and liabilities,
net — 0.6%
9,982,435
NET ASSETS — 100.0%
1,743,028,658

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
August 31, 2024 (Unaudited)
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
Securities are listed in country of domicile.
At August 31, 2024 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:
 (a)  (b)
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (c)(d)
29,576,000 — (22,289,890) (e) — — 32,082 — 7,286,110 7,286,110
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 5.24% (c)
20,936,447 35,635,789 (54,496,110) — — 48,309 — 2,076,126 2,076,126
50,512,447 35,635,789 (76,786,000) — — 80,391 — 9,362,236 9,362,236
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $6,824,601, which is 0.4% of net assets.
(b)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2024.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Financials
378,597,131 22 .0
Health Care
281,901,920 16 .3
Consumer Staples
276,783,430 16 .1
Materials
224,766,582 13 .0
Industrials
152,949,180 8 .9
Energy
126,369,871 7 .3
Consumer Discretionary
95,772,353 5 .6
Utilities
92,724,495 5 .4
Communication Services
66,363,291 3 .8
Real Estate
27,455,734 1 .6
Total
1,723,683,987 100 .0

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
August 31, 2024 (Unaudited)
At August 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
†
FTSE 100 Index Futures
GBP 28 3,039,622 3,086,517 9/20/2024 46,895
MSCI EAFE Futures
USD 125 14,727,397 15,365,625 9/20/2024 638,228
Total unrealized appreciation
685,123
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2024.
GBP Pound Sterling
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 1,716,923,926 $ — $ — $ 1,716,923,926
Preferred Stocks
6,760,061 — — 6,760,061
Short-Term Investments (a)
9,362,236 — — 9,362,236
Derivatives (b)
Futures Contracts
685,123 — — 685,123
TOTAL
$ 1,733,731,346 $ — $ — $ 1,733,731,346
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
August 31, 2024 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
HDEF-PH1
R-089711-2 (5/25) DBX006037 (5/25)